Leasing Arrangements - Supplemental Disclosure for Statement of Cash Flows related to Operating and Finance Leases (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating cash flows for operating leases	$ (4,392)
Operating cash flows for finance leases	(38)
Financing cash flows for finance leases	(352)
Operating lease right-of-use assets obtained in exchange for new operating lease liabilities	3,510
Right-of-use assets obtained in exchange for new finance lease liabilities	$ 564